Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures		$ 171,529	$ 162,526
Commercial paper		3,048	0
Bank borrowings	[1]	4	2
Capitalized leases		1,911	1,818
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	171,529	162,526
Commercial paper		3,048	0
Bank borrowings		4	2
Capitalized leases		1,911	1,818
Investment securities		3,409	2,447
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	172,287	171,938
Commercial paper		3,048	0
Bank borrowings		4	2
Capitalized leases		1,911	1,818
Investment securities		$ 3,409	$ 2,447

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.
[2]	Includes credit agreement borrowings.